Long - Term Debt - Deferred Financing Costs (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Fees and related costs deferred	$ 336	$ 307
Debt Issuance Costs, Net	8,146	9,299	$ 12,818
$37.0 Million Hellenic Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Fees and related costs deferred	336
Hayfin Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Fees and related costs deferred		307
Debt Issuance Costs, Net	$ 0	$ 2,055